Leases - Summary of Weighted Average Remaining Lease Terms And Discount Rates For Operating Leases (Detail)	Dec. 31, 2020
Leases [Abstract]
Weighted-average remaining lease term - operating leases (years)	6 years 7 months 6 days
Weighted-average discount rate - operating leases	2.85%